Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Goodwill and Other Intangible Assets
(1)	Changes in goodwill and other intangible assets for the year ended December 31, 2017 are as follows:

	(In millions of yen)
Item	Goodwill	Software(1)	Music rights	Customer relationships	Game publishing rights	Others(2)	Total
Acquisition cost
Balance at January 1, 2017	5,592	1,487	433	487	—	2,009	10,008
Acquisitions	—	247	—	—	—	2,243	2,490
Acquisition through business combinations(3)	13,114	588	—	249	1,640	2,290	17,881
Disposals or sales	—	(57)	—	—	—	(1,191)	(1,248)
Exchange differences	387	84	27	5	109	83	695
Other	—	1	—	—	—	11	12

Balance at December 31, 2017	19,093	2,350	460	741	1,749	5,445	29,838

Accumulated amortization and impairment
Balance at January 1, 2017	2,192	1,129	433	212	—	791	4,757
Disposals or sales	—	(35)	—	—	—	(242)	(277)
Amortization	—	210	—	108	270	1,039	1,627
Impairment	—	—	—	—	—	214	214
Exchange differences	134	67	27	5	14	26	273
Other	—	(9)	—	—	—	0	(9)

Balance at December 31, 2017	2,326	1,362	460	325	284	1,828	6,585

Carrying amounts
Balance at January 1, 2017	3,400	358	—	275	—	1,218	5,251

Balance at December 31, 2017	16,767	988	—	416	1,465	3,617	23,253

(1)	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2017 was three years.
(2)

Others mainly was mainly comprised of 1,114 million yen for acquisition of licenses for LINE TV, 651 million yen for acquisition of domain name, and 437 million yen for acquisition of Gatebox Inc.’s trademark and patented technology. The carrying amounts as of December 31, 2017 of these intangible assets were 329 million yen, 646 million yen and 375 million yen, respectively.

(3)	The balances were related to the Group’s acquisitions of NextFloor Corporation. and its subsidiary as well as FIVE Inc. Refer to Note 29 Business Combinations for further details.

(2)	Changes in goodwill and other intangible assets for the year ended December 31, 2018 are as follows:

(In millions of yen)

Item	Goodwill	Software(4)	Music rights	Customer relationships	Game publishing rights	Others(5)	Total
Acquisition cost
Balance at January 1, 2018	19,093	2,350	460	741	1,749	5,445	29,838
Acquisitions	—	225	—	—	—	2,998	3,223
Acquisition through business combinations	1,224	—	—	—	—	—	1,224
Loss of control of subsidiaries(6)	(560)	(191)	—	—	(1,790)	(436)	(2,977)
Disposals or sales	—	(8)	—	—	—	—	(8)
Exchange differences	(464)	(61)	(35)	(18)	41	(169)	(706)
Other	(45)	—	—	—	—	(146)	(191)

Balance at December 31, 2018	19,248	2,315	425	723	—	7,692	30,403

Accumulated amortization and impairment
Balance at January 1, 2018	2,326	1,362	460	325	284	1,828	6,585
Loss of control of subsidiaries(6)	—	(50)	—	—	(912)	(124)	(1,086)
Disposals or sales	—	(6)	—	—	—	—	(6)
Amortization	—	262	—	168	636	1,650	2,716
Impairment	—	52	—	—	—	160	212
Exchange differences	(173)	(39)	(35)	(8)	(8)	(34)	(297)
Other	—	—	—	—	—	(114)	(114)

Balance at December 31, 2018	2,153	1,581	425	485	—	3,366	8,010

Carrying amounts
Balance at January 1, 2018	16,767	988	—	416	1,465	3,617	23,253

Balance at December 31, 2018	17,095	734	—	238	—	4,326	22,393

(4)	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2018 was three years.
(5)

Others mainly consist of 1,471 million yen for acquisition of licenses for LINE TV, 651 million yen for acquisition of domain name, and 437 million yen for Gatebox Inc.’s acquisition of trademark and patented technology. The carrying amounts as of December 31, 2018 of these intangible assets were 1,064 million yen, 587 million yen and 306 million yen, respectively.

(6)

The balances were mainly comprised with the changes in the Group’s ownership ratio of LINE Games Corporation (renamed from NextFloor Corporation) resulting in the investment to be accounted for as an associate under the equity method rather than as a consolidated subsidiary. Refer to Note 30 Principal Subsidiaries for further details.

Contractual Commitments for Acquisition of Goodwill and Other Intangible Assets
(3)	Contractual commitments for the acquisition of intangible assets:

(In millions of yen)
December 31, 2017	December 31, 2018
215	—